Property, Plant and Equipment:	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment:

Note 6. Property, Plant and Equipment:

Property, Plant and Equipment

		Accumulated
	Cost	Depreciation	Net
December 31, 2023
Furniture and office equipment	423,813	(389,423)	34,390
Transportation equipment	326,788	(326,788)	–
Leasehold improvements	29,390	(29,390)	–
Mineral property	350,000	–	350,000
	$1,129,991	$(745,601)	$384,390

		Accumulated
	Cost	Depreciation	Net
December 31, 2022
Machinery and equipment	$968,750	$–	$968,750
Furniture and office equipment	423,813	(357,690)	66,123
Transportation equipment	326,788	(296,053)	30,735
Leasehold improvements	29,390	(28,846)	544
Mineral property	350,000	–	350,000
	$2,098,741	$(682,589)	$1,416,152

Machinery and equipment at December 31, 2022 consisted of a semi-autogenous grinding (SAG) mill shell which was sold in 2023. We evaluate our equipment and mineral property to determine whether events or changes in circumstances have occurred that may indicate that the carrying amount may not be recoverable. During 2023 and 2022, the Company recorded an impairment charge of approximately $0.2 million and $0.6 million, respectively to reduce the carrying value of the SAG mill shell to its then estimated fair value less costs to sell. During the years ended December 31, 2023 and 2022, the Company disposed of certain, property, plant and equipment and recorded a loss of $NIL and $8,410, respectively.